High Yield Bond Fund Expense Example - High Yield Bond Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	$ 946